N-2	12 Months Ended
Mar. 31, 2026 $ / shares
Cover [Abstract]
Entity Central Index Key	0002020510
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Hamilton Lane Private Infrastructure Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Hamilton Lane Private Infrastructure Fund (the “Fund”), a Delaware statutory trust, is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Pursuant to the Investment Management Agreement (as defined below), Hamilton Lane Advisors, L.L.C. (the “Adviser” or “Hamilton Lane”), a Pennsylvania limited liability company, serves as the investment adviser of the Fund. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Fund was organized as a Delaware statutory trust on February 21, 2024, and commenced operations on February 28, 2024.

The Fund currently offers three classes of common shares of beneficial interest (“Shares”) designated as Class R Shares, Class I Shares and Class Y Shares (each a “Class”). The Fund’s Class Y Shares commenced operations on February 28, 2024. The Fund’s Class I Shares and Class R Shares commenced operations on July 1, 2024.

The Fund’s investment objective is to seek to provide current income and long-term capital appreciation. The Fund seeks to achieve its investment objective through constructing a portfolio of investments in infrastructure assets (collectively, “Infrastructure Assets”) through a tactically constructed portfolio of direct co-investments, equity and debt investments in portfolio companies and secondary investments often alongside an experienced investment sponsor, joint venture partner, operating partner, or other investor, and in all cases seeking to provide global exposure to real assets in the infrastructure sector. The Fund has the flexibility to invest in Infrastructure Assets across infrastructure sectors, including but not limited to energy, telecom, renewables, transport, power, social, environment and other infrastructure sectors, subject to compliance with its investment strategies and restrictions and applicable law, including the Investment Company Act. “Direct Investments” include any direct equity and debt investments, co-investments, joint ventures, and other direct infrastructure-related investments often alongside a sponsor, joint venture partner, operating partner, or other investor, and often involving a new acquisition or development of an asset, company or platform. “Secondary Investments” include investments in private funds, holding vehicles or other investment vehicles (collectively, “Portfolio Funds”) managed by third-party managers (“Portfolio Fund Managers”) or other single-asset investments focused on the infrastructure sector, generally on a secondary basis from existing investors or involving a recapitalization of an equity interest in an existing joint venture and other investments that the Adviser determines to have a similar risk/return profile. “Primary Fund Investments” include strategic investments in underlying funds which are fundraising at the time of such investment, in an effort to enhance access to Direct Investments and Secondary Investments. The Fund invests a portion of its assets in a portfolio of liquid assets, including cash and cash equivalents, liquid fixed income securities and other credit instruments, derivatives and other investment companies, including money market funds and exchange traded funds (“Liquid Assets”).

Risk [Text Block]

Note 7 – Certain Risk Factors and Conflicts of Interest

Investors considering an investment in the Fund should be aware of potential risks. Prospective investors must rely upon their own examination of, and ability to understand, the nature of this investment, including the risks involved, in making a decision to invest in the Fund. There can be no assurance that the Fund will be able to achieve its investment objective or that investors will receive a return of their capital. In addition, there will be occasions when the Adviser or its affiliates may encounter potential conflicts of interest. By acquiring an interest in the Fund, each Shareholder will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest.

General Infrastructure Investment Risks. Many direct or indirect investments in infrastructure or similar real assets are likely to be highly illiquid and subject to additional risks inherent in such investments in real assets, including risks associated with natural disasters, severe weather conditions, long term climate change and terrorist attacks.

Investments in infrastructure and similar real assets may involve significant risks, including the risk of substantial delay or increase in cost of construction, development or other activities due to a number of unforeseen factors such as political opposition, delays in procuring sites, strikes, disputes, environmental issues, force majeure, or failure by one or more of the investment participants to perform in a timely manner their contractual, financial or other commitments. A material delay or increase in unabsorbed cost could significantly impair and adversely affect such investment. Such investments, and projects related to such investments, may also be subject to statutory and regulatory requirements, including those imposed by zoning, environmental, safety, labor and other regulatory or political authorities. Failure to obtain or a delay in obtaining relevant permits or approvals could hinder construction or operation and could result in fines or additional costs for the investment or project, which could have a material adverse effect on such investment.

Infrastructure Industry Concentration Risk. Infrastructure assets may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure; (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of infrastructure assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on an investment’s performance.

Co-Investment Risks. The Fund’s investment portfolio will include co-investments, which are indirect investments in the equity of private companies, alongside private equity funds and other private equity firms via special purpose vehicles. There can be no assurance that the Fund will be given co-investment opportunities, or that any specific co-investment offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment. Due diligence will be conducted on co-investment opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such co-investments. The Fund’s ability to dispose of co-investments may be severely limited.

Investments in the Portfolio Funds Generally; Dependence on the Portfolio Fund Managers. Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

General Risks of Secondary Investments. The overall performance of the Fund’s Secondary Investments depends in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments. The Portfolio Funds or the interests that the Adviser may consider for investment may have been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Adviser may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so.

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies Risk. Our investments may consist of loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies.

Infrastructure Valuation Risk. Investments in the infrastructure sector are inherently difficult to value. Valuations are, to a degree, based upon the subjective approach of the valuing party involved, including sponsors of the Fund’s investments whom the Adviser and its affiliates do not control or manage. As a result, valuations are subject to substantial uncertainty. There is no assurance that the estimates resulting from the valuation process will reflect the actual sale price even where such sales occur shortly after the valuation date. The value of infrastructure assets and the value of the direct and indirect investments of the Fund can go down as well as up. A valuation is not a guarantee of a realizable price, and the value of infrastructure assets may be materially affected by a number of factors.

Valuation of the Fund’s Interests in Portfolio Funds. The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has approved valuation procedures for the Fund and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Valuation Designee, subject to the oversight of the Board. The Adviser will periodically review Portfolio Fund Managers’ valuation methods and inputs, including at initial purchase, but will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

Note 9 – Additional Risk Factors

Disease outbreaks, public health emergencies (e.g. the coronavirus outbreak, epidemics and other pandemics), the European sovereign debt crisis, instability in the Middle East, terrorist attacks in the U.S. and around the world, the impact of natural disasters, growing social and political discord in the various counties, including the U.S., the response of the international community — through economic sanctions and otherwise — to Russia’s annexation of the Crimea region of Ukraine and invasion of Ukraine, and other similar events may result in market volatility, may have long-term adverse effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the financial markets may be affected by these events and cannot predict the effects of these events or similar events in the future. Wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and global economies and markets generally. These events could also impact interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to an investment in the Shares. There can be no assurance that such market disruptions may not have other material and adverse implications for the sectors in which the Fund may invest.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Portfolio Funds have a commercial relationship could adversely affect, among other things, the Fund and/or the Portfolio Fund’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Portfolio Fund’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of Portfolio Fund has a commercial relationship with a bank that has failed or is otherwise distressed, the Portfolio Fund or its portfolio companies may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally. The Fund’s investments could be negatively impacted by the current hostilities in Eastern Europe and the Middle East, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could become more significant. Certain assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the U.S. and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. These sanctions could also impair the Fund’s ability to meet its investment objectives. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder tenders. The Fund could seek to not conduct repurchase offers in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Note 12 – Capital Share Transactions

The Fund offers three separate classes Shares designated as Class R Shares, Class I Shares and Class Y Shares. Each Class is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. The Adviser has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

The minimum initial investment in Class R and Class I Shares by an investor in the Fund is $25,000, and the minimum initial investment in Class Y Shares by an investor is $1,000,000. However, the Fund, in its sole discretion, may accept investments below these minimums.

The Fund is not a liquid investment. No Shareholder will have the right to require the Fund to redeem its Shares. The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5.00% of the Fund’s net assets generally quarterly on or about each December 31, March 31, June 30 and September 30.

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than one year, then such repurchase will be subject to a 2.00% early repurchase fee (“Early Repurchase Fee”) payable to the Fund. Shares tended for repurchase will be treated as having been repurchased on a “first-in, first-out” basis. The Early Repurchase Fee may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund. The Early Repurchase Fee will not apply to Shares acquired through dividend reinvestment, and the Fund may waive the Early Repurchase Fee in its sole discretion under certain circumstances: (i) with respect to repurchase requests submitted by discretionary model portfolio management programs (and similar arrangements); (ii) with respect to repurchase requests from feeder funds (or similar vehicles) primarily created to hold Shares, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iii) pursuant to an asset allocation program, wrap fee program or other investment program offered by a financial institution where investment decisions are made on a discretionary basis by investment professionals; and (iv) pursuant to an automatic non-discretionary rebalancing program. To the extent the Fund determines to waive, impose scheduled variations of, or eliminate an early repurchase fee it will do so consistently with the requirements of Rule 22d-1 under the Investment Company Act, and the Fund’s waiver of, scheduled variation in, or elimination of, the Early Repurchase Fee will apply uniformly to all Shareholders regardless of Share Class.

General Infrastructure Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Infrastructure Investment Risks. Many direct or indirect investments in infrastructure or similar real assets are likely to be highly illiquid and subject to additional risks inherent in such investments in real assets, including risks associated with natural disasters, severe weather conditions, long term climate change and terrorist attacks.

Investments in infrastructure and similar real assets may involve significant risks, including the risk of substantial delay or increase in cost of construction, development or other activities due to a number of unforeseen factors such as political opposition, delays in procuring sites, strikes, disputes, environmental issues, force majeure, or failure by one or more of the investment participants to perform in a timely manner their contractual, financial or other commitments. A material delay or increase in unabsorbed cost could significantly impair and adversely affect such investment. Such investments, and projects related to such investments, may also be subject to statutory and regulatory requirements, including those imposed by zoning, environmental, safety, labor and other regulatory or political authorities. Failure to obtain or a delay in obtaining relevant permits or approvals could hinder construction or operation and could result in fines or additional costs for the investment or project, which could have a material adverse effect on such investment.

Infrastructure Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Infrastructure Industry Concentration Risk. Infrastructure assets may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure; (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of infrastructure assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on an investment’s performance.

Co-Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Co-Investment Risks. The Fund’s investment portfolio will include co-investments, which are indirect investments in the equity of private companies, alongside private equity funds and other private equity firms via special purpose vehicles. There can be no assurance that the Fund will be given co-investment opportunities, or that any specific co-investment offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment. Due diligence will be conducted on co-investment opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such co-investments. The Fund’s ability to dispose of co-investments may be severely limited.

Investments in the Portfolio Funds Generally; Dependence on the Portfolio Fund Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in the Portfolio Funds Generally; Dependence on the Portfolio Fund Managers. Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

General Risks of Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Secondary Investments. The overall performance of the Fund’s Secondary Investments depends in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments. The Portfolio Funds or the interests that the Adviser may consider for investment may have been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Adviser may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so.

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies Risk. Our investments may consist of loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies.

Infrastructure Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Infrastructure Valuation Risk. Investments in the infrastructure sector are inherently difficult to value. Valuations are, to a degree, based upon the subjective approach of the valuing party involved, including sponsors of the Fund’s investments whom the Adviser and its affiliates do not control or manage. As a result, valuations are subject to substantial uncertainty. There is no assurance that the estimates resulting from the valuation process will reflect the actual sale price even where such sales occur shortly after the valuation date. The value of infrastructure assets and the value of the direct and indirect investments of the Fund can go down as well as up. A valuation is not a guarantee of a realizable price, and the value of infrastructure assets may be materially affected by a number of factors.

Valuation of the Fund’s Interests in Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of the Fund’s Interests in Portfolio Funds. The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has approved valuation procedures for the Fund and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Valuation Designee, subject to the oversight of the Board. The Adviser will periodically review Portfolio Fund Managers’ valuation methods and inputs, including at initial purchase, but will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

Additional Risk Factors [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Note 9 – Additional Risk Factors

Disease outbreaks, public health emergencies (e.g. the coronavirus outbreak, epidemics and other pandemics), the European sovereign debt crisis, instability in the Middle East, terrorist attacks in the U.S. and around the world, the impact of natural disasters, growing social and political discord in the various counties, including the U.S., the response of the international community — through economic sanctions and otherwise — to Russia’s annexation of the Crimea region of Ukraine and invasion of Ukraine, and other similar events may result in market volatility, may have long-term adverse effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the financial markets may be affected by these events and cannot predict the effects of these events or similar events in the future. Wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and global economies and markets generally. These events could also impact interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to an investment in the Shares. There can be no assurance that such market disruptions may not have other material and adverse implications for the sectors in which the Fund may invest.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Portfolio Funds have a commercial relationship could adversely affect, among other things, the Fund and/or the Portfolio Fund’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Portfolio Fund’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of Portfolio Fund has a commercial relationship with a bank that has failed or is otherwise distressed, the Portfolio Fund or its portfolio companies may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally. The Fund’s investments could be negatively impacted by the current hostilities in Eastern Europe and the Middle East, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could become more significant. Certain assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the U.S. and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. These sanctions could also impair the Fund’s ability to meet its investment objectives. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder tenders. The Fund could seek to not conduct repurchase offers in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

Class I Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 15.51
Class R Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	15.1
Class Y Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 15.55